SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
14	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2018	5,894	6,205	421,434	13,077	773	307	447,690
Additions	88	280	9,980	5,760	5,611	-	21,719
Disposals	(296)	(1,057)	-	(5,353)	-	-	(6,706)
Acquired on acquisition of subsidiary (Note 41.2)	-	-	10,584	416	-	-	11,000
Reclassification to inventories (Note 13)	-	(57)	(14,160)	(986)	-	-	(15,203)
Effect of foreign currency exchange differences	(666)	-	-	-	-	(44)	(710)
Balance at 31 December 2018	5,020	5,371	427,838	12,914	6,384	263	457,790
Additions	70	24	54,000	2,517	49,590	-	106,201
Disposals	(26)	(593)	(70)	(2,527)	-	-	(3,216)
Reclassification from construction in progress			54,648	552	(55,200)	-	-
Reclassification to inventories (Note 13)	-	-	(38,847)	(2,024)	-	-	(40,871)
Reclassification to disposal group held for sale (Note 40)	(144)	-	-	-	-	-	(144)
Effect of foreign currency exchange differences	74	-	-	-	-	5	79
Balance at 31 December 2019	4,994	4,802	497,569	11,432	774	268	519,839

Accumulated depreciation:
Balance at 1 January 2018	5,263	4,448	103,994	6,525	-	-	120,230
Depreciation	179	768	10,520	2,807	-	-	14,274
Disposals	(296)	(1,057)	-	(4,829)	-	-	(6,182)
Reclassification to inventories (Note 13)	-	(57)	(3,203)	(183)	-	-	(3,443)
Effect of foreign currency exchange differences	(598)	-	-	-	-	-	(598)
Balance at 31 December 2018	4,548	4,102	111,311	4,320	-	-	124,281
Depreciation	155	798	13,562	3,169	-	-	17,684
Disposals	(25)	(593)	(70)	(2,008)	-	-	(2,696)
Reclassification to disposal group held for sale (Note 40)	(142)	-	-	-	-	-	(142)
Reclassification to inventories (Note 13)	-	-	(10,785)	(874)	-	-	(11,659)
Effect of foreign currency exchange differences	71	-	-	-	-	-	71
Balance at 31 December 2019	4,607	4,307	114,018	4,607	-	-	127,539

Impairment:
Balance at 1 January 2018	-	-	85,171	3,387	310	-	88,868
Reclassification to inventories (Note 13)	-	-	(4,439)	-	-	-	(4,439)
Disposal	-	-	-	(522)	-	-	(522)
Balance at 31 December 2018	-	-	80,732	2,865	310	-	83,907
Impairment losses recognized in profit and loss	-	-	14,877	2,118	-	-	16,995
Reclassification to inventories (Note 13)	-	-	(12,130)	(1,150)	-	-	(13,280)
Disposal	-	-	-	(519)	-	-	(519)
Balance at 31 December 2019	-	-	83,479	3,314	310	-	87,103

Carrying Amount:
At 31 December 2019	387	495	300,072	3,511	464	268	305,197
At 31 December 2018	472	1,269	235,795	5,730	6,074	263	249,602

Certain ships are pledged to secure bank borrowings as disclosed in Note 25.